Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$261,318,411.22	0.6532960	$236,847,421.84	0.5921186	$24,470,989.39
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$473,968,411.22	0.3789777	$449,497,421.84	0.3594110	$24,470,989.39

Weighted Avg. Coupon (WAC)	3.12%		3.11%
Weighted Avg. Remaining Maturity (WARM)	34.26		33.33
Pool Receivables Balance	$506,412,408.61		$481,140,978.56
Remaining Number of Receivables	48,141		47,169

Adjusted Pool Balance	$492,870,106.42		$468,399,117.03

III. COLLECTIONS

Principal:
Principal Collections	$24,200,730.25
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$375,855.32
Total Principal Collections	$24,576,585.57

Interest:
Interest Collections	$1,343,045.74
Late Fees & Other Charges	$59,149.00
Interest on Repurchase Principal	$-
Total Interest Collections	$1,402,194.74

Collection Account Interest	$6,955.82
Reserve Account Interest	$1,035.50
Servicer Advances	$-

Total Collections	$25,986,771.63

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$25,986,771.63
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$25,986,771.63

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$422,010.34	$-	$422,010.34	$422,010.34
Collection Account Interest					$6,955.82
Late Fees & Other Charges					$59,149.00
Total due to Servicer					$488,115.16

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$228,653.61		$228,653.61
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$375,049.53		$375,049.53	$375,049.53

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$24,970,768.94

9. Regular Principal Distribution Amount:					$24,470,989.39

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$24,470,989.39
Class A-4 Notes				$-
Class A Notes Total:		$24,470,989.39		$24,470,989.39
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,470,989.39		$24,470,989.39

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					499,779.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,542,302.19
Beginning Period Amount	$13,542,302.19
Current Period Amortization	$800,440.66
Ending Period Required Amount	$12,741,861.53
Ending Period Amount	$12,741,861.53
Next Distribution Date Required Amount	$11,967,205.54

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.84%	4.04%	4.04%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.72%	46,565	98.14%	$472,184,869.06
30 - 60 Days	0.98%	461	1.42%	$6,839,384.51
61 - 90 Days	0.24%	114	0.35%	$1,687,210.98
91-120 Days	0.06%	29	0.09%	$429,514.01
121 + Days	0.00%	0	0.00%	$-
Total		47,169		$481,140,978.56

Delinquent Receivables 30+ Days Past Due
Current Period	1.28%	604	1.86%	$8,956,109.50
1st Preceding Collection Period	1.33%	639	1.92%	$9,728,173.04
2nd Preceding Collection Period	1.25%	612	1.77%	$9,375,748.35
3rd Preceding Collection Period	1.25%	625	1.79%	$9,960,372.08
Four-Month Average	1.28%		1.83%

Repossession in Current Period		46		$526,724.45
Repossession Inventory		96		$346,654.19

Current Charge-Offs
Gross Principal of Charge-Offs				$1,070,699.80
Recoveries				$(375,855.32)
Net Loss				$694,844.48

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.65%

Average Pool Balance for Current Period				$493,776,693.58

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.69%
1st Preceding Collection Period				0.35%
2nd Preceding Collection Period				1.12%
3rd Preceding Collection Period				0.99%
Four-Month Average				1.04%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	75	1,715	$25,755,895.58
Recoveries	59	1,466	$(13,336,466.26)
Net Loss			$12,419,429.32
Cumulative Net Loss as a % of Initial Pool Balance			0.95%

Net Loss for Receivables that have experienced a Net Loss *	62	1,370	$12,450,574.97
Average Net Loss for Receivables that have experienced a Net Loss			$9,088.01

Principal Balance of Extensions			$1,832,960.30
Number of Extensions			117

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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